Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Year ended December 31,
Charterer	2012	2013	2014
A	4.23%	7.13%	12.61%
B	4.42%	10.16%	10.62%
C	9.32%	5.52%	10.36%
D	7.63%	9.70%	10.32%
E	9.45%	10.50%	-
F	10.71%	8.54%	-
G	11.75%	5.89%	-